Property and Equipment (Details Narrative) (10K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense					$ 177,000	$ 298,000
Fixed assets purchased					15,000	553,069
Fixed assets sold					89,000
Loss on sale of fixed assets				$ 11,002	1,530
Impairment charge				$ 240,853	$ 236,585